CONTRACT ASSETS AND CONTRACT LIABILITIES - Disclosure of contract assets performance explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CONTRACT ASSETS AND CONTRACT LIABILITIES
Arising from sales of autonomous driving vehicles	¥ 21,449	¥ 21,251
Arising from provision of services	26,010	25,964
Less: loss allowance	(23,495)	(23,910)
Contract assets	23,964	23,305
Current portion	¥ 23,964	¥ 23,305